Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

(8) Debt

The following represents the Company’s debt obligations as of December 31, 2021 and 2020:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	2021		2020
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,059,950	1.60%	$1,433,919	1.65%	September 2023
TL 2019 Term Loan	137,513	3.50%	148,131	3.50%	December 2026
TL 2021-1 Term loan	65,131	2.65%	—	0.00%	February 2028
TL 2021-2 Term Loan	204,712	2.90%	—	0.00%	October 2028
TMCL II Secured Debt Facility (1)	1,067,886	1.75%	646,551	1.91%	November 2028
TMCL VI Term Loan	—	0.00%	223,630	4.29%	—
TMCL VII 2019-1 Bonds	—	0.00%	300,305	4.02%	—
TMCL VII 2020-1 Bonds	384,611	3.07%	429,600	3.07%	August 2045
TMCL VII 2020-2 Bonds	530,565	2.26%	587,183	2.26%	September 2045
TMCL VII 2020-3 Bonds	194,414	2.15%	214,168	2.15%	September 2045
TMCL VII 2021-1 Bonds	508,024	1.72%	—	0.00%	February 2046
TMCL VII 2021-2 Bonds	610,111	2.27%	—	0.00%	April 2046
TMCL VII 2021-3 Bonds	577,603	1.98%	—	0.00%	August 2046
TAP Funding Revolving Credit Facility	—	0.00%	131,857	2.11%	—
Total debt obligations	$5,340,520		$4,115,344
Amount due within one year	$380,207		$408,365
Amounts due beyond one year	$4,960,313		$3,706,979

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

The Company’s debt facilities are secured by specific pools of containers and related assets owned by the Company. The Company’s debt agreements contain various restrictive financial and other covenants related to leverage, interest coverage, fixed charge coverage, container sales proceeds ratio, net income and debt levels and consolidated tangible net worth, including limitations on certain liens, indebtedness and investments. All of the Company’s debt facilities contain restrictive covenants on borrowing base minimums.

Under the terms of the debt agreements, the total outstanding principal may not exceed an amount that is calculated as the total of the eligible containers designated to the respective facility times a certain advance rate, then plus the restricted cash amount (the “Asset Base”). For secured debt and revolving credit facilities, the total outstanding principal may not exceed the lesser of the commitment amount or the Asset Base. TGH and its subsidiaries were in full compliance with these restrictive covenants as of December 31, 2021.

 Secured Debt Facility

(a)	TMCL II

TMCL II has a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,500,000. There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. In May 2021, TMCL II entered into an amendment of the TMCL II Secured Debt Facility which increased the aggregate commitment amount from $1,200,000 to $1,500,000.

In November 2021, TMCL II entered into an amendment of the TMCL II Secured Debt Facility, which extended the conversion date and final maturity date to November 2024 and November 2028, respectively, and transitioned the benchmark interest rate to SOFR due to the upcoming LIBOR discontinuation. The interest rate during the revolving period prior to the conversion date was amended from one-month LIBOR plus spread of 1.75% to daily SOFR plus spread of 1.60%, payable monthly in arrears.

Credit Facilities

(a)	TL

TL has a revolving credit facility (the “TL Revolving Credit Facility”) that provides for an aggregate commitment amount of up to $1,500,000 (which includes a $25,000 letter of credit facility). There is a commitment fee on the unused amount of the total commitment, payable quarterly in arrears. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility is based either on the base rate for Base Rate loans plus a spread between 1.5% and 2.0% or LIBOR for Eurodollar rate loans plus a spread between 2.0% and 2.5%, as defined in the credit agreement, which varied based on TGH’s leverage. Interest payments on Base Rate loans and Eurodollar rate loans are payable in arrears on the last day of each calendar month and on the last day of each interest period, respectively.

The TL Revolving Credit Facility contains cross default provisions that may result in an acceleration of principal repayment under the debt facility if an uncured default condition were to exist. TGH acts as an unconditional guarantor of the TL Revolving Credit Facility.

(b)	TAP Funding

In February 2021, the Company fully repaid and terminated the TAP Funding Revolving Credit Facility.

Term Loans

(a)	TL

TL 2019 Term Loan. TL has a $160,000 fixed rate term loan (the “TL 2019 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under the TL 2019 Term Loan is payable monthly in arrears. The TL 2019 Term Loan also contains cross default provisions that may result in an acceleration of principal repayment under the debt facility if an uncured default condition were to exist.

TL 2021-1 Term Loan. In February 2021, TL completed a $70,270 fixed rate term loan (the “TL 2021-1 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under this term loan is payable monthly in arrears. Proceeds from this term loan were used to pay down TL’s revolving credit facility.

TL 2021-2 Term Loan. In October 2021, TL completed a $209,000 fixed rate term loan (the “TL 2021-2 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under this term loan is payable monthly in arrears. Proceeds from this term loan were primarily used to pay down the Company’s revolving credit facilities.

(b)	TMCL VI

Textainer Marine Containers VI Limited (“TMCL VI”), a Bermuda company which was wholly-owned by TL, had a $300,000 fixed rate term loan (the “TMCL VI Term Loan”) with a lender group comprised of a financial institution and one institutional investor. In August 2021, TMCL VI terminated its TMCL VI Term Loan and was fully repaid by proceeds from the TMCL VII 2021-3 Bonds. The Company made a loan termination payment of $10,631 and unamortized debt issuance costs of $1,235 were written-off, both related to the early redemption of TMCL VI Term Loan and were recorded in the consolidated statements of operations as “debt termination expense”. The cash paid for the loan termination is classified under financing cash flows as payments on debt.

 Bonds Payable

(a)	TMCL VII

TMCL VII 2019-1 Bonds. TMCL VII issued $328,900 of aggregate Class A principal amount and $21,100 of aggregate Class B principal amount of the Series 2019-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2019-1 Bonds”). Under the terms of the TMCL VII 2019-1 Bonds, both principal and interest incurred are payable monthly. In April 2021, TMCL VII 2019-1 Bonds was terminated and fully repaid by proceeds from the TMCL VII 2021-2 Bonds. Unamortized debt issuance costs and bond discounts of $2,857 were written-off related to the early redemption of TMCL VII 2019-1 Bonds.

TMCL VII 2020-1 Bonds. TMCL VII issued $380,800 of aggregate Class A principal amount and $69,200 of aggregate Class B principal amount of the Series 2020-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2020-1 Bonds”). Under the terms of the TMCL VII 2020-1 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2020-2 Bonds. TMCL VII issued $531,600 of aggregate Class A principal amount and $76,200 of aggregate Class B principal amount of the Series 2020-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2020-2 Bonds”). Under the terms of the TMCL VII 2020-2 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2020-3 Bonds. TMCL VII issued $213,000 of aggregate Class A principal amount and $8,000 of aggregate Class B principal amount of the Series 2020-3 Fixed Rate Asset Backed Notes (“the TMCL VII 2020-3 Bonds”). Under the terms of the TMCL VII 2020-3 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2021-1 Bonds. In February 2021, TMCL VII issued $523,500 of aggregate Class A and $26,500 of aggregate Class B Series 2021-1 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-1 Bonds”). Under the terms of the TMCL VII 2021-1 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-1 Bonds were primarily used to pay down the Company’s revolving credit facilities.

TMCL VII 2021-2 Bonds. In April 2021, TMCL VII issued $605,200 of aggregate Class A and $46,000 of aggregate Class B Series 2021-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-2 Bonds”). Under the terms of the TMCL VII 2021-2 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-2 Bonds were primarily used to pay down the Company’s revolving credit facilities and to pay off the TMCL VII 2019-1 Bonds.

TMCL VII 2021-3 Bonds. In August 2021, TMCL VII issued $548,800 of aggregate Class A and $51,200 of aggregate Class B Series 2021-3 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-3 Bonds”). Under the terms of the TMCL VII 2021-3 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-3 Bonds were primarily used to pay down the Company’s revolving credit facilities and to pay off the TMCL VI Term Loan.

Estimated Future Principal Payments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2021:

	Twelve months ending December 31,							Available borrowing,	Current and Available Borrowing,
	2022	2023	2024	2025	2026	2027 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$—	$1,062,858	$—	$—	$—	$—	$1,062,858	$299,494	$1,362,352
TL 2019 Term Loan	11,285	11,686	12,102	12,532	90,973	—	138,578	—	138,578
TL 2021-1 Term loan	5,490	5,637	5,789	5,944	6,103	36,841	65,804	—	65,804
TL 2021-2 Term Loan	14,434	14,858	15,294	15,743	16,205	130,101	206,635	—	206,635
TMCL II Secured Debt Facility (1)	75,345	69,210	70,628	82,028	74,191	702,339	1,073,741	—	1,073,741
TMCL VII 2020-1 Bonds (2)	56,921	57,675	58,419	57,411	51,728	106,040	388,194	—	388,194
TMCL VII 2020-2 Bonds (2)	61,149	66,779	69,345	69,631	68,296	200,490	535,690	—	535,690
TMCL VII 2020-3 Bonds (2)	20,111	20,111	20,111	20,111	20,111	95,306	195,861	—	195,861
TMCL VII 2021-1 Bonds (2)	44,000	44,000	44,000	44,000	44,000	293,333	513,333	—	513,333
TMCL VII 2021-2 Bonds (2)	52,096	52,096	52,096	52,096	52,096	355,989	616,469	—	616,469
TMCL VII 2021-3 Bonds (2)	48,000	48,000	48,000	48,000	48,000	344,000	584,000	—	584,000
Total (3)	$388,831	$1,452,910	$395,784	$407,496	$471,703	$2,264,439	$5,381,163	$299,494	$5,680,657

(1)     The estimated future scheduled repayments for TMCL II Secured Debt Facility are based on the assumption that the facility will not be extended on its associated conversion date.

(2)	Future scheduled payments for all bonds payable exclude unamortized discounts in an aggregate amount of $613.
(3)	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $40,030.